Transactions with related parties (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues and expenses
Net interest income		R$ (845,688)	R$ (931,206)	R$ (1,280,078)
Other revenues		316,413	441,381	360,286
Other expenses		(2,363,109)	(291,752)	(226,835)
Controllers
Revenues and expenses
Net interest income	[1]	(778,829)	(887,059)	(1,129,931)
Other revenues	[1]	334	0	0
Other expenses	[1]	(50,745)	(2,652)	(2,391)
Associates and Jointly controlled companies
Revenues and expenses
Net interest income	[2]	(11,814)	40,671	(41,814)
Other revenues	[2]	315,832	441,381	360,286
Other expenses	[2]	(2,635,494)	(289,100)	(224,444)
Key Management Personnel
Revenues and expenses
Net interest income	[3]	(55,045)	(84,818)	(108,333)
Other revenues	[3]	247	0	0
Other expenses	[3]	R$ 323,130	R$ 0	R$ 0

[1]	Cidade de Deus Cia. Coml. de Participacoes, Fundacao Bradesco, NCF Participacoes S.A., BBD Participacoes S.A. and Nova Cidade de Deus Participacoes S.A.;
[2]	Companies listed in Note 32;
[3]	Members of the Board of Directors and the Board of Executive Officers;